CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue from Major Customers) (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	[1]
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	20.00%	16.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	13.00%		[2]
Customer C [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	12.00%		[2]

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.
[2]	Less than 10%